Deposits and Other Current Assets, Net (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Deposits And Other Current Assets, Net [Line Items]
Allowance for doubtful accounts	$ 15,901	$ 14,237	$ 25,676
Deposit [Member]
Deposits And Other Current Assets, Net [Line Items]
Allowance for doubtful accounts